Share-based Payments - RSU (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Time based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	4,388,116	102,732
Performance based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	1,822,151	3,576,937
Total RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	6,210,267	3,679,669